Convertible Notes Payable and Advisory Fee Liabilities (Details) - Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances - Senior Secured Credit Facility Note [Member] - USD ($)
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances [Line Items]
Principal	$ 475,295	$ 211,019	$ 5,978,891
Premiums	$ 335,577	179,833	1,443,435
Less: debt discount		(4,672)
Convertible note payable		$ 386,180	$ 7,442,326